Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	Aug. 05, 2026 CAD ($)
Subsequent Events [Line Items]
Aggregate purchase price	$ 1,297.0
Percentage of common shares	72.00%
Standby commitment	$ 575.0
Upsized [Member]
Subsequent Events [Line Items]
Aggregate purchase price	1,000.0
Minimum [Member]
Subsequent Events [Line Items]
Aggregate purchase price	275.0
Senior Credit Facility [Member]
Subsequent Events [Line Items]
Aggregate purchase price	722.0
Senior Credit Facility [Member] | Upsized [Member]
Subsequent Events [Line Items]
Aggregate purchase price	275.0
Bridge Facility [Member]
Subsequent Events [Line Items]
Aggregate purchase price	$ 575.0